ACCRUED EXPENSES (Narrative) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 06, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Costs recognized		$ 181,052	$ 111,847	$ 637,252	$ 246,584	$ 643,913	$ 645,503
Accrued expenses		38,244		38,244		55,264	928,533
Loss on extinguishment of debt				$ 267,567	$ 130,423	$ 691,904	768,602
Research and Development Arrangement [Member]
Consultancy agreement, term	9 months
Consultancy agreement, initial payment	$ 50,000
Consultancy agreement, additional payments	50,000
Consultancy agreement, total payments	$ 200,000
Shares issued for consultancy agreement	100,000					100,000
Costs recognized								$ 160,000
Accrued expenses							$ 110,000
Percentage of completion							80.00%
Fair value of shares						$ 163,783
Loss on extinguishment of debt						$ 53,783